UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE
Report for the Calendar Quarter ended: September 30, 2010
Check here is Amendment [ ]; Amendment Number: NA
This amendment (check only one.): [] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Appleton Group Wealth Management, LLC
Address:	100 W. Lawrence St
		Third Floor Appleton, WI  54911

13-F File Number: 028-13465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral ports of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Scheffler
Title:		CCO
Phone: 		920-993-7727
Signature,	        Place,			        and Date of Signing:
Mark C. Scheffler	Appleton, Wisconsin		   November 9, 2010
Report type (Check only one.):
		[X] 13F HOLDINGS REPORT.
		[] 13F NOTICE.
		[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	6
Form 13F Information Table Value Total:	55075

List of other included Managers:	N/A
No. 13F File Number		028-13465

FORM 13F INFORMATION TABLE
As of 9/30/2010

ISSR	   CLAS   CSIP      VAL    SH     SH PUT   INVT    OTHR  VOTING  AUTH
	     		   (000S)  AMT   PRN CAL DSCRETN  MGRS   SOLE   SHARD

XLB       EQ   81369Y100   3822 116589  S	       SLE    0   116589
VWO       EQ   922042858  15935 350518  S              SLE    0   350518
JNK       EQ   78464A417   7582 189492  S              SLE    0   189492
QQQQ      EQ   73935A104  13655 278280  S              SLE    0   278280
IYR       EQ   464287739  11711 221471  S              SLE    0   221471
IWD       EQ   464287598  10671 180898  S              SLE    0   180898